PRIVATE LOANS	6 Months Ended
Jun. 30, 2023
Receivables [Abstract]
PRIVATE LOANS	MORTGAGE LOANS ON REAL ESTATE
Generally, commercial mortgage loans are secured by first liens on income-producing real estate. Non-accrual balances are those more than 90 days past due. The age analysis of loans by property type is shown below:

AS AT JUN. 30, 2023 US$ MILLIONS	Current	Non-accrual	Total	Percentage
Apartment	$1,020	$—	$1,020	17%
Hotel	1,028	—	1,028	17%
Industrial	1,090	—	1,090	18%
Office	1,049	27	1,076	18%
Parking	417	—	417	7%
Retail	836	25	861	15%
Storage	128	—	128	2%
Other	385	—	385	6%
Total	$5,953	$52	$6,005	100%
Allowance for credit losses			(47)
Total, net of allowance			$5,958

AS AT DEC. 31, 2022 US$ MILLIONS	Current	Non-accrual	Total	Percentage
Apartment	$907	$—	$907	15%
Hotel	1,114	—	1,114	19%
Industrial	1,050	—	1,050	18%
Office	1,160	27	1,187	20%
Parking	420	—	420	7%
Retail	874	—	874	15%
Storage	120	—	120	2%
Other	257	—	257	4%
Total	$5,902	$27	$5,929	100%
Allowance for credit losses			(41)
Total, net of allowance			$5,888
Allowance for Credit Losses
The rollforward of the allowance for credit losses for mortgage loans is shown below:

FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2023	2022
Balance at January 1	$(41)	$(1)
Provision	(11)	(2)
Balance at March 31	(52)	(3)
Recovery (provision)	5	(35)
Balance at June 30	$(47)	$(38)
The asset and allowance balances for credit losses for mortgage loans by property-type are shown below:

AS AT	June 30, 2023		December 31, 2022
US$ MILLIONS	Asset Balance	Allowance	Asset Balance	Allowance
Apartment	$1,020	$(8)	$907	$(1)
Hotel	1,028	(8)	1,114	(6)
Industrial	1,090	(9)	1,050	(4)
Office	1,076	(8)	1,187	(17)
Parking	417	(3)	420	(6)
Retail	861	(7)	874	(4)
Storage	128	(1)	120	(2)
Other	385	(3)	257	(1)
Total	$6,005	$(47)	$5,929	$(41)
Credit Quality Indicators
Mortgage loans are segregated by property-type and quantitative and qualitative allowance factors are applied. Qualitative factors are developed quarterly based on the pooling of assets with similar risk characteristics and historical loss experience adjusted for the expected trend in the current market environment. Credit losses are pooled by property type as it represents the most similar and reliable risk characteristics in our portfolio. The amortized cost of mortgage loans by year of origination by property-type are shown below:

US$ MILLIONS	Amortized Cost Basis by Origination Year
	2023	2022	2021	2020	2019	Prior	Total
Apartment	$1	$472	$223	83	$140	$101	$1,020
Hotel	35	225	99	39	130	500	1,028
Industrial	—	310	183	217	130	250	1,090
Office	1	119	29	24	46	857	1,076
Parking	—	55	29	27	13	293	417
Retail	—	264	118	65	35	379	861
Storage	8	8	22	36	38	16	128
Other	105	139	45	—	28	68	385
Total	$150	$1,592	$748	$491	$560	$2,464	$6,005
Allowance for credit losses							(47)
Total, net of allowance							$5,958
Generally, mortgage loans are secured by first liens on income-producing real estate with a loan-to-value ratio of up to 75%. It is the Company's policy to not accrue interest on loans that are 90 days delinquent and where amounts are determined to be uncollectible. At June 30, 2023, two commercial loans were past due over 90 days or in non-accrual status (December 31, 2022 - one commercial loan).PRIVATE LOANS
The following table summarizes the credit ratings for private loans:

AS AT US$ MILLIONS	June 30, 2023	December 31, 2022
A or higher	$53	$4
BBB	34	17
BB and below	455	395
Unrated	795	728
Total	$1,337	$1,144
Allowance for Credit Losses

The rollforward of the allowance for credit losses for private loans is shown below:

FOR THE PERIOD ENDED JUN. 30 US$ MILLIONS	2023	2022
Balance at January 1	$(28)	$(12)
Recoveries	1	3
Balance at March 31	$(27)	$(9)
Provision	(3)	(4)
Balance at June 30	$(30)	$(13)